Statutory Prospectus and Statement of Additional Information Supplement dated September 30, 2021
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statements of Additional Information for the Funds listed below:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco American Franchise Fund
Invesco American Value Fund
Invesco AMT-Free Municipal Income Fund
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Capital Appreciation Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Conservative Income Fund – Class A, Class Y and Class R6
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets All Cap Fund
Invesco Emerging Markets Innovators Fund
Invesco Emerging Markets Local Debt Fund
Invesco Emerging Markets Select Equity Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate ESG Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Strategic Income Fund
Invesco Global Targeted Returns Fund
Invesco Gold & Special Minerals Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Bond Factor Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage International Fund
Invesco Income Advantage U.S. Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Core Equity Fund
Invesco International Diversified Fund
Invesco International Equity Fund
Invesco International Growth Fund
Invesco International Select Equity Fund
Invesco International Small Company Fund
Invesco International Small-Mid Company Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco Master Loan Fund
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco NASDAQ 100 Index Fund
Invesco New Jersey Municipal Fund
Invesco Oppenheimer International Growth Fund
Invesco Peak RetirementTM 2010 Fund
Invesco Peak RetirementTM 2015 Fund
Invesco Peak RetirementTM 2020 Fund
Invesco Peak RetirementTM 2025 Fund
Invesco Peak RetirementTM 2030 Fund
Invesco Peak RetirementTM 2035 Fund
Invesco Peak RetirementTM 2040 Fund
Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM Destination Fund
Invesco Pennsylvania Municipal Fund
Invesco Premier Portfolio – Investor Class
Invesco Premier U.S. Government Money Portfolio – Investor Class
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco S&P 500 Index Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Senior Floating Rate Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Short Term Municipal Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco U.S. Government Money Portfolio
Invesco U.S. Managed Volatility Fund
Invesco Value Opportunities Fund
Invesco World Bond Factor Fund
This supplement amends the Prospectuses and Statements of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and Statements of Additional Information and retain it for future reference.
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Effective immediately:
1. The following information is added after the last bullet under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Class A Shares Sold Without an Initial Sales Charge” in the Statement of Additional Information for each Fund:
▪
Certain IRA accounts and payroll deduct IRA programs held directly at Invesco for which intermediaries offered Class A shares without an initial sales charge, pursuant to an arrangement with OppenheimerFunds Distributor, Inc. prior to May 28, 2019.
Effective November 1, 2021:
1. The following information replaces the table and footnotes in the section under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus for each Fund:
Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class
C shares if they have
appointed a financial
intermediary that allows for
new accounts in Class C
shares to be opened. This
restriction does not apply to
Employer Sponsored
Retirement and Benefit
Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1 Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2 Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3 The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4 Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
2. The following information replaces in its entirety the information under the heading "Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) - CDSCs on Class C Shares" in the prospectus for each Fund.
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the "Fees and Expenses - Shareholder Fees" table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
3. The information is replaced in its entirety under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) - CDSCs on Class C Shares of Invesco Short Term Bond Fund” in the prospectus for each Fund.
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Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
4. The following information replaces in its entirety the information under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) - CDSC Exceptions” in the prospectus for each Fund:
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
▪
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
▪
If you redeem shares to pay account fees.
▪
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
▪
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
▪
Class A shares of Invesco Government Money Market Fund
▪
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
▪
Investor Class shares of any Fund
▪
Class P shares of Invesco Summit Fund
▪
Class R5 and R6 shares of any Fund
▪
Class R shares of any Fund
▪
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
▪
Class Y shares of any Fund
5. The following information replaces in its entirety the information under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchases of Class C Shares” in the Statement of Additional Information for each Fund:
Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase. See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate ESG Fund and Invesco Short Term Bond Fund will generally equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate ESG Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Short Term Bond Fund will equal 0.65% of the purchase price and will consist of a sales commission of 0.40% plus an advance of the first year service fee of 0.25%. (Invesco Distributors has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares of Invesco Short Term Bond Fund. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2022. While the fee waiver agreement is in place, payments with respect to Invesco Short Term Bond will equal 0.50% of the purchase price and will consist of a sales commission of 0.25% plus an advance of the first year service fee of 0.25%.) These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.
6. The following information replaces in its entirety the information under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Contingent Deferred Sales Charges Imposed upon Redemption of Shares” in the Statement of Additional Information for each Fund:
A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, IV, V and VI Funds, upon the redemption of Class C shares. (No CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.
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